SEGMENT REPORTING (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of operating segments [line items]
Number of reportable segments | segment	5
Sales of goods and other operating revenues	¥ 2,049,456	¥ 2,899,682	¥ 2,822,375
Other operating revenues	56,528	60,117	59,702
Operating revenues	2,105,984	2,959,799	2,882,077
Total segment operating income	13,193	86,374	82,564
Aggregate share of profits from associates and joint ventures	6,712	12,777	13,974
Aggregate investment income	37,744	919	1,871
Net finance costs	(9,506)	(10,048)	930
Earnings before income tax	48,143	90,022	99,339
Deferred tax assets	25,054	17,616
Total assets	1,733,805	1,760,286	1,597,401
Income tax payable	6,586	3,267
Long-term debts	72,037	49,208
Loans from Sinopec Group Company and fellow subsidiaries	17,042	52,915
Deferred tax liabilities	8,124	6,809
Total liabilities	850,947	882,982	739,403
Capital expenditure	135,055	147,094	117,976
Depreciation, depletion and amortization	106,965	109,172	110,344
Impairment losses on long-lived assets	14,560	345	6,286
Non-current assets	1,248,223	1,292,142	1,044,303
Mainland China
Disclosure of operating segments [line items]
Operating revenues	1,721,955	2,124,684	2,110,478
Non-current assets	1,211,441	1,239,437	993,411
Singapore
Disclosure of operating segments [line items]
Operating revenues	215,846	505,672	395,129
Others
Disclosure of operating segments [line items]
Operating revenues	168,183	329,443	376,470
Non-current assets	36,782	52,705	50,892
Operating segment
Disclosure of operating segments [line items]
Total assets	1,302,376	1,443,932	1,225,422
Total liabilities	703,478	712,675	540,655
Elimination of inter-segment amounts
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	(1,370,624)	(1,902,994)	(1,961,924)
Total segment operating income	4,417	(40)	(3,634)
Unallocated amounts
Disclosure of operating segments [line items]
Interest in associates and joint ventures	188,342	152,204	145,721
Financial assets at fair value through other comprehensive income	1,525	1,521	1,450
Deferred tax assets	25,054	17,616	21,694
Cash and cash equivalents, time deposits with financial institutions	188,057	128,052	167,020
Other assets	28,451	16,961	36,094
Short-term debts	23,769	40,521	31,462
Income tax payable	6,586	3,267	6,701
Long-term debts	72,037	49,208	51,065
Loans from Sinopec Group Company and fellow subsidiaries	17,042	52,915	74,181
Deferred tax liabilities	8,124	6,809	5,948
Other liabilities	19,911	17,587	29,391
Exploration and production
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	104,524	111,114	93,499
Other operating revenues	5,718	10,283	10,738
Aggregate share of profits from associates and joint ventures	2,117	3,167	2,598
Aggregate investment income	13,118	(19)	(3)
Capital expenditure	56,416	61,739	42,155
Depreciation, depletion and amortization	46,273	50,732	60,331
Impairment losses on long-lived assets	8,495	3	4,274
Exploration and production | Operating segment
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	162,037	200,429	189,453
Total segment operating income	(16,476)	9,284	(10,107)
Total assets	354,024	410,950	321,686
Total liabilities	163,588	167,933	94,170
Exploration and production | Elimination of inter-segment amounts
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	57,513	89,315	95,954
Refining
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	114,064	141,674	148,930
Other operating revenues	4,634	5,464	5,389
Aggregate share of profits from associates and joint ventures	(2,516)	(640)	109
Aggregate investment income	14,941	59	315
Capital expenditure	24,722	31,372	27,908
Depreciation, depletion and amortization	20,048	19,676	18,541
Impairment losses on long-lived assets	1,923	245	353
Refining | Operating segment
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	939,876	1,218,692	1,258,018
Total segment operating income	(5,555)	30,632	54,827
Total assets	270,431	321,080	271,356
Total liabilities	136,869	122,264	103,809
Refining | Elimination of inter-segment amounts
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	(825,812)	(1,077,018)	(1,109,088)
Marketing and distribution
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	1,062,447	1,393,557	1,408,989
Other operating revenues	34,905	33,247	32,424
Aggregate share of profits from associates and joint ventures	2,200	3,309	3,155
Aggregate investment income	8,980	73	43
Capital expenditure	25,403	29,566	21,429
Depreciation, depletion and amortization	23,196	21,572	16,296
Impairment losses on long-lived assets	536	80	264
Marketing and distribution | Operating segment
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	1,067,301	1,397,716	1,414,213
Total segment operating income	20,828	29,107	23,464
Total assets	373,430	399,242	317,641
Total liabilities	234,309	226,531	159,536
Marketing and distribution | Elimination of inter-segment amounts
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	(4,854)	(4,159)	(5,224)
Chemicals
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	322,121	428,830	461,123
Other operating revenues	9,215	9,273	9,628
Aggregate share of profits from associates and joint ventures	1,723	4,611	6,298
Aggregate investment income	(61)	578	596
Capital expenditure	26,202	22,438	19,578
Depreciation, depletion and amortization	14,376	14,326	13,379
Impairment losses on long-lived assets	3,606	17	1,379
Chemicals | Operating segment
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	362,639	506,995	562,510
Total segment operating income	10,372	17,327	27,307
Total assets	186,033	180,974	161,940
Total liabilities	49,497	58,066	38,924
Chemicals | Elimination of inter-segment amounts
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	(40,518)	(78,165)	(101,387)
Corporate and others
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	458,154	824,507	709,834
Other operating revenues	2,056	1,850	1,523
Aggregate share of profits from associates and joint ventures	3,188	2,330	1,814
Aggregate investment income	766	228	920
Capital expenditure	2,312	1,979	6,906
Depreciation, depletion and amortization	3,072	2,866	1,797
Impairment losses on long-lived assets			16
Corporate and others | Operating segment
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	888,227	1,478,844	1,360,105
Total segment operating income	(393)	64	(9,293)
Total assets	118,458	131,686	152,799
Total liabilities	119,215	137,881	144,216
Corporate and others | Elimination of inter-segment amounts
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	¥ (430,073)	¥ (654,337)	¥ (650,271)